Subsequent Event - Additional Information (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Payments to acquire businesses, gross | $		$ 0	$ 0	$ 1,952
Subsequent Event [Member] | SuprNation [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, gross | €	€ 33